RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Schedule of restatement of previously issued statement of changes in stockholders equity (Parentheticals) (Details) - CIK000178115 Alussa Energy Acquisition Corp - $ / shares
	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Restatement of Previously Issued Financial Statements (Details) - Schedule of restatement of previously issued statement of operations (Parentheticals) [Line Items]
Ordinary shares subject to possible redemption	20,403,682	23,470,955				24,391,533
Class A Ordinary Shares
Restatement of Previously Issued Financial Statements (Details) - Schedule of restatement of previously issued statement of operations (Parentheticals) [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001				$ 0.0001
Ordinary shares, shares authorized	200,000,000	200,000,000				200,000,000
Ordinary shares, shares issued	8,346,318	5,279,045				4,358,467
Ordinary shares, shares outstanding	8,346,318	5,279,045				4,358,467
Class A Ordinary Shares | Parent [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of restatement of previously issued statement of operations (Parentheticals) [Line Items]
Ordinary shares, par value (in Dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized			200,000,000	200,000,000	200,000,000
Ordinary shares, shares issued			3,725,960	3,466,144	3,620,083
Ordinary shares, shares outstanding			3,725,960	3,466,144	3,620,083
Class A Ordinary Shares | Parent [Member] | As Restated [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of restatement of previously issued statement of operations (Parentheticals) [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.0001				$ 0.0001
Ordinary shares, shares authorized		200,000,000				200,000,000
Ordinary shares, shares issued		5,279,045				4,358,467
Ordinary shares, shares outstanding		5,279,045				4,358,467
Ordinary shares subject to possible redemption		23,470,955				24,391,533